VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—82.1%
Angola—5.5%
Republic of Angola
144A 9.375%, 3/31/33(2)	$2,965	$3,076
144A 9.875%, 10/15/35(2)	800	844
144A 9.875%, 3/31/37(2)	4,661	4,833
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	296	295
		9,048

Argentina—19.5%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	8,868	7,029
Republic of Argentina
1.000%, 7/9/29(6)	7,747	6,925
0.750%, 7/9/30(5)(6)	20,659	17,881
		31,835

Benin—0.5%
Benin Government International Bond RegS 4.950%, 1/22/35(4)	755 EUR	826
Bolivia—1.0%
Bolivia Government Bond RegS 9.450%, 5/14/31(4)	1,600	1,590
Brazil—5.0%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/27	8,000 BRL	1,527
Series F 10.000%, 1/1/31	22,300 BRL	3,725
Series F 10.000%, 1/1/33	18,800 BRL	2,982
		8,234

	Par Value(1)	Value

Cameroon—2.4%
Republic of Cameroon RegS 9.500%, 7/31/31(4)	$3,882	$3,933
Colombia—1.5%
Titulos De Tesoreria
7.000%, 6/30/32	2,600,000 COP	624
Series B 7.250%, 10/18/34	8,275,000 COP	1,869
		2,493

Ecuador—6.0%
Republic of Ecuador
144A 9.250%, 1/29/39(2)(6)	4,515	4,562
RegS 6.900%, 7/31/35(4)(5)	3,648	3,335
RegS 5.500%, 7/31/40(4)(5)	2,400	1,962
		9,859

Egypt—1.2%
Arab Republic of Egypt
144A 6.375%, 4/11/31(2)	246 EUR	289
144A 7.053%, 1/15/32(2)	339	339
RegS 8.700%, 3/1/49(4)	1,379	1,337
		1,965

El Salvador—1.2%
Republic of El Salvador
RegS 6.375%, 1/18/27(4)(6)	1,298	1,299
RegS 8.625%, 2/28/29(4)(6)	683	722
		2,021

Gabon—3.0%
Republic of Gabon
144A 7.000%, 11/24/31(2)	1,050	909
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Gabon—continued
RegS 9.500%, 2/18/29(4)	$4,098	$3,960
		4,869

Ghana—0.2%
Republic of Ghana 144A 5.000%, 7/3/35(2)(5)	380	354
Hungary—1.4%
Hungary Government Bond 4.750%, 11/24/32	740,000 HUF	2,257
Indonesia—2.6%
Indonesia Government Bond
8.375%, 3/15/34	27,400,000 IDR	1,671
8.375%, 4/15/39	40,300,000 IDR	2,513
		4,184

Ivory Coast—2.5%
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)(6)	3,170	3,365
RegS 5.250%, 3/22/30(4)	553 EUR	649
		4,014

Kenya—2.9%
Republic of Kenya
144A 7.875%, 10/9/33(2)	1,700	1,704
144A 9.500%, 3/5/36(2)(6)	2,900	3,055
		4,759

Mexico—5.9%
Mex Bonos Desarr
5.500%, 3/4/27	29,000 MXN	1,697
7.750%, 11/23/34	58,000 MXN	3,135
7.750%, 11/13/42	98,800 MXN	4,868
		9,700

Nigeria—0.8%
Republic of Nigeria 144A 9.625%, 6/9/31(2)	1,110	1,242
	Par Value(1)	Value

Poland—2.2%
Poland Government Bond 6.000%, 10/25/33	13,200 PLN	$3,591
Romania—2.9%
Romania Government Bond 6.300%, 4/25/29	7,400 RON	1,626
Romanian Government International Bond 144A 6.375%, 1/30/34(2)(6)	$3,150	3,144
		4,770

Senegal—1.0%
Republic of Senegal RegS 4.750%, 3/13/28(4)	2,472 EUR	1,597
South Africa—6.1%
Republic of South Africa
10.500%, 12/21/26	16,000 ZAR	1,003
10.500%, 12/21/27	16,000 ZAR	1,031
6.250%, 3/31/36	16,700 ZAR	871
6.500%, 2/28/41	38,600 ZAR	1,875
8.750%, 1/31/44	25,700 ZAR	1,512
8.750%, 2/28/48	36,800 ZAR	2,165
144A 7.100%, 11/19/36(2)(6)	1,500	1,600
		10,057

Turkey—1.2%
Republic of Turkiye 7.125%, 2/12/32	2,000	2,035
Ukraine—3.0%
Ukraine Government Bond
144A 0.000%, 2/1/30(2)(5)	46	33
144A 0.000%, 2/1/34(2)(5)	174	97
144A 4.500%, 2/1/34(2)(5)	384	264
144A 4.500%, 2/1/35(2)(5)	299	201
144A 0.000%, 2/1/36(2)(5)	123	71
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Ukraine—continued
144A 4.500%, 2/1/36(2)(5)	$331	$219
RegS 4.000%, 2/1/32(4)(5)	4,356	3,577
RegS 4.500%, 2/1/35(4)(5)	561	377
		4,839

Venezuela—2.2%
Bolivarian Republic of Venezuela
RegS 12.750%, 8/23/22(4)(7)	200	118
RegS 8.250%, 10/13/24(4)(7)	7,000	3,476
		3,594

Zambia—0.4%
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	680	668
Total Foreign Government Securities (Identified Cost $128,081)		134,334

Corporate Bonds and Notes—43.4%
Angola—0.5%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	750	765
Argentina—2.1%
Generacion Mediterranea S.A.
144A 7.500%, 12/31/34(2)	1,352	1,064
144A 4.000%, 6/30/36(2)(8)	186	80
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	775	785
	Par Value(1)	Value

Argentina—continued
MSU Green Energy 144A 9.750%, 6/16/36(2)	$1,478	$1,436
		3,365

Brazil—5.8%
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(2)(6)	1,692	1,487
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)(6)	1,525	1,512
Movida Europe S.A. 144A 9.700%, 10/11/33(2)(6)	1,084	1,015
OHI Group S.A. 144A 13.000%, 7/22/29(2)(6)	1,305	1,305
Samarco Mineracao S.A. (9.000% or 5.000% PIK, 4.000% cash) 144A 9.500%, 6/30/31(2)(8)	2,556	2,580
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)(6)	1,600	1,532
		9,431

Colombia—2.2%
Gran Tierra Energy, Inc. 144A 9.750%, 4/15/31(2)	3,497	3,627
Ghana—0.4%
Kosmos Energy Gta Holdings 144A, RegS 11.250%, 1/29/31(2)(4)	300	319
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	410	410
		729

India—0.3%
Vedanta Resources Finance II plc 144A 7.375%, 7/13/34(2)	450	451
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Kazakhstan—1.1%
Development Bank of Kazakhstan JSC
144A 13.000%, 4/15/27(2)	270,000 KZT	$574
144A 13.489%, 5/23/28(2)	590,000 KZT	1,232
		1,806

Kyrgyzstan—3.0%
Eldik Bank OAO 144A 8.500%, 4/23/31(2)	$4,936	4,961
Mexico—19.3%
Banco Mercantil del Norte S.A.
144A 5.875%(2)(9)	227	226
144A 6.625%(2)(9)	642	611
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)(6)	800	818
Petroleos Mexicanos
8.750%, 6/2/29(6)	5,232	5,609
6.625%, 6/15/35(6)	4,660	4,454
7.690%, 1/23/50(6)	4,621	4,214
RegS 6.700%, 2/16/32(4)	293	295
Series 14-2 7.470%, 11/12/26	25,240 MXN	1,483
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	14,144	13,952
		31,662

Nigeria—0.8%
IHS Holding Ltd.
144A 6.250%, 11/29/28(2)	487	484
144A 7.875%, 5/29/30(2)	103	106
144A 8.250%, 11/29/31(2)	617	640
		1,230

Peru—0.9%
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	1,708	1,480
	Par Value(1)	Value

Turkey—2.4%
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	$567	$564
Guermat Elektrik Ueretim AS 144A 10.748%, 5/21/35(2)	393	392
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	1,200	1,189
WE Soda Investments Holding plc
144A 9.500%, 10/6/28(2)	500	503
RegS 9.375%, 2/14/31(4)	500	487
Yapi ve Kredi Bankasi AS 144A 9.250%, 1/17/34(2)	763	787
		3,922

Ukraine—0.3%
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	560	556
Venezuela—3.9%
Petroleos de Venezuela S.A.
RegS 9.000%, 11/17/21(4)(7)	9,677	4,390
RegS 12.750%, 2/17/22(4)(7)	3,834	1,994
		6,384

Vietnam—0.4%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)(6)	714	702
Total Corporate Bonds and Notes (Identified Cost $67,470)		71,071

Credit Linked Notes—1.2%
Iraq—1.2%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(10)	67,116 JPY	415
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
	Par Value(1)	Value

Iraq—continued
(Counterparty: BOA) 4.558%, 1/1/28(10)(11)	147,454 JPY	$900
(Counterparty: BOA) 4.739%, 1/6/28(10)(11)	110,527 JPY	681
Total Credit Linked Notes (Identified Cost $2,806)		1,996

Total Long-Term Investments—126.7% (Identified Cost $198,357)		207,401

Short-Term Investment—1.1%
Commercial Paper—1.1%
Nigeria OMO Bill Series 138D 0.000%, 10/27/26(12)	2,400,000 NGN	1,741
Total Short-Term Investment (Identified Cost $1,712)		1,741

TOTAL INVESTMENTS—127.8% (Identified Cost $200,069)		$209,142
Other assets and liabilities, net—(27.8)%		(45,492)
NET ASSETS—100.0%		$163,650

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At August 31, 2026, these
securities amounted to a value of $63,172 or
38.6% of net assets.

(3)
This Note was issued for the sole purpose of
funding a leveraged loan between the issuer and
the borrower. As the credit risk for this security
lies solely with the borrower, the name
represented here is that of the borrower.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2026.
(6)	All or a portion is segregated as collateral for reverse repurchase agreements. On August 31, 2026, securities valued at $64,087 were pledged as collateral for reverse repurchase agreements.
(7)	Security in default; no interest payments are being received.
(8)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
(11)
Variable rate security. Rate disclosed is as of
August 31, 2026. Information in parenthesis
represents benchmark and reference rate for
each security. Certain variable rate securities are
not based on a published reference rate and
spread but are determined by the issuer or agent
and are based on current market conditions, or,
for mortgage-backed securities, are impacted by
the individual mortgages which are paying off
over time. These securities do not indicate a
reference rate and spread in their descriptions.

(12)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NGN	Nigerian Naira
PLN	Polish Zloty
RON	Romania New Leu
ZAR	South African Rand

Country Weightings†
Mexico	20%
Argentina	17
Brazil	8
South Africa	5
Venezuela	5
Ecuador	5
Angola	5
Other	35
Total	100%
† % of total investments as of August 31, 2026.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)

Reverse Repurchase Agreements as of August 31, 2026 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	4.25%	08/27/26	$(1,242)
JPM	4.30	07/30/26	(593)
JPM	4.30	07/30/26	(3,376)
JPM	4.30	07/30/26	(2,467)
JPM	4.30	07/30/26	(1,043)
JPM	4.30	07/30/26	(2,720)
JPM	4.30	07/30/26	(585)
JPM	4.30	07/30/26	(1,062)
JPM	4.30	07/30/26	(4,829)
JPM	4.30	08/26/26	(3,849)
JPM	4.35	07/30/26	(2,684)
JPM	4.35	07/30/26	(1,303)
JPM	4.40	07/30/26	(4,241)
JPM	4.40	07/30/26	(671)
JPM	4.40	07/30/26	(3,707)
JPM	4.45	07/30/26	(857)
JPM	4.45	07/30/26	(1,315)
JPM	4.50	07/30/26	(1,198)
JPM	4.55	07/30/26	(10,170)
JPM	4.55	07/30/26	(2,793)
Total			$(50,705)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2026	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$134,334	$134,334	$—
Corporate Bonds and Notes	71,071	71,071	—
Commercial Paper	1,741	1,741	—
Credit Linked Notes	1,996	—	1,996
Total Assets	209,142	207,146	1,996
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements*	(50,705)	(50,705)	—
Total Liabilities	(50,705)	(50,705)	—
Total Investments	$158,437	$156,441	$1,996

*
Other financial instruments are derivative instruments reflected in the Schedule of Investments. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.

There were no securities valued using quoted prices (Level 1) at August 31, 2026.
Security held by the Fund with an end of period value of $295 was transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Corporate Bonds and Notes	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2025:	$3,641	$255	$3,386
Accrued discount/(premium)	93	4	89
Net realized gain (loss)	(640)	—	(640)
Net change in unrealized appreciation (depreciation)(a)	549	36	513
Sales(b)	(1,352)	—	(1,352)
Transfers from Level 3(c)	295	(295)	—
Balance as of August 31, 2026	$1,996	$—	$1,996
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026, was $513.
(b) Includes paydowns on securities.
(c) Transfers into and/or from represent the ending value as of August 31, 2026, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the  investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as

VIRTUS STONE HARBOR EMERGING MARKETS INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026
mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.